CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS.
Schedule of cash and cash equivalents

	December 31,
	2020	2019
	U.S. dollars in thousands
Cash in bank	14,264	6,471
Short-term bank deposits	15,031	22,552
	29,295	29,023